Revenues (Schedule of Changes in Deferred Revenue) (Details) - USD ($) $ in Thousands		Mar. 31, 2019	Dec. 31, 2018
Revenue Recognition [Abstract]
Deferred revenue	[1]	$ 71,304	$ 72,387

[1]	Includes $17.3 million and $18.4 million under long term deferred revenue in the Company's consolidated balance sheets as of March 31, 2019 and December 31, 2018, respectively.